Document and Entity Information	Jul. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001995569
Document Type	8-K
Document Period End Date	Jul. 29, 2024
Entity Registrant Name	INVESCO GALAXY ETHEREUM ETF
Entity Incorporation State Country Code	DE
Entity File Number	001-42165
Entity Tax Identification Number	93-6866177
Entity Address, Address Line One	c/o Invesco Capital Management LLC
Entity Address, Address Line Two	3500 Lacey Road
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(800)
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest
Trading Symbol	QETH
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	true
Entity Ex Transition Period	true